Direct Vessel Expenses	12 Months Ended
Dec. 31, 2014
DIRECT VESSEL EXPENSES [Abstract]
DIRECT VESSEL EXPENSES
NOTE 12: DIRECT VESSEL EXPENSES
Direct vessel expenses for the year ended December 31, 2014, 2013 and 2012 were as follows:

	Year Ended	Year Ended	Year Ended
	December 31	December 31	December 31
	2014	2013	2012
Payroll and related costs	$47,905	$47,766	$47,950
Insurances	3,371	3,618	3,727
Repairs and maintenance	9,177	11,153	9,972
Lubricants	1,523	1,203	1,071
Victualing	2,203	1,904	2,256
Travel expenses	3,644	2,662	2,026
Other expenses	4,364	4,407	2,474
Total	$72,187	$72,713	$69,476